Significant Accounting Policies - Credit Risk and Major Customers (Details) - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Concentration Risk [Line Items]
Number of customers	4	3
Revenue | Customer concentration | Three Customers
Concentration Risk [Line Items]
Concentration risk percentage		81.00%
Revenue | Customer concentration | Four Customers
Concentration Risk [Line Items]
Concentration risk percentage	87.00%
Contract receivables
Concentration Risk [Line Items]
Number of customers	2	1
Contract receivables | Customer concentration | One Customer
Concentration Risk [Line Items]
Concentration risk percentage		18.00%
Contract receivables | Customer concentration | Two Customers
Concentration Risk [Line Items]
Concentration risk percentage	58.00%